Operating Profit/(Loss) (Tables)	12 Months Ended
Jun. 30, 2018
Analysis of income and expense [abstract]
Disclosure of profit/(loss) from operating activities
The following have been included in operating profit/(loss):

	US dollar
Figures in million	2018	2017	2016

Auditor's remuneration

Made up as follows:
External
Fees - current year	3	2	2

Total auditor's remuneration	3	2	2